CUSTOMERS' REFUNDABLE FEES (Schedule of customers' refundable fees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of year	$ 59,107	$ 42,392
Cash received from customers during the year	371,837	392,750
Revenue recognized during the year	(272,083)	(204,282)
Payments to sales and marketing agents during the year	(33,251)	(95,212)
Refunds paid during the year	(90,061)	(73,526)
Amounts payable to real estate developers	(4,674)	0
Foreign currency translation adjustments	(2,245)	(3,015)
Balance at end of year	$ 28,630	$ 59,107